Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Galena [Member]	Dec. 31, 2011 Galena [Member]	Dec. 31, 2012 Galena [Member] Stock Option [Member]	Dec. 31, 2011 Galena [Member] Stock Option [Member]	May 23, 2007 Stock options 2007 Plan [Member] Galena [Member]
Related Party Transactions Supervisory And Other Services [Line Items]
Issuance of common stock in exchange for patent and technology rights, shares	41,849,934
Stock options granted							$ 26,416
Options granted vest term			10 years
Fair market value of stock options granted			28,000	5,000
Expense (Income) from stock options	$ 114,000	$ (79,000)			$ 93,500	$ (159,000)